Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the parent company and its wholly-owned subsidiaries. All transactions and balances between the Company has been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the assessment of the allowance for Credit losses, depreciable lives of property and equipment, incremental borrowing rate of lease, and realization of deferred tax assets. Actual results could differ from those estimates.

Functional currency and foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operate. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital transactions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the accumulated other comprehensive (loss) income and financial expenses.

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“$”). The RMB is not freely convertible into foreign currency. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). No representation is made that the RMB amounts could have been, or could be, converted into $ at the rates used in the translation.

The exchange rates as of June 30, 2024, 2023 and 2022 for the years then ended are as follows:

	As of June 30,			For the year ended June 30,
	2024	2023	2022	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profits/ Loss	Profits/ Loss	Profits/ Loss
RMB:1US$	7.1268	7.2258	6.7114	7.1326	6.9415	6.4571

Cash

Cash include cash on hand and demand deposits in accounts maintained with commercial banks. The Company maintains its bank accounts in Mainland China and United States., which RMB is not a freely convertible currency in China.

Accounts receivable, net

The Company adopted Accounting Standards Codification (“ASC”) 326 on July 1, 2022. Accounts receivables are presented net of an allowance for credit losses. The Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses”. The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when identify specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customer based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred.

Advances to suppliers

Advances to suppliers consist of advances to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

As of June 30, 2024 and 2023, total advances to suppliers were $2,070,333 and $2,972,534, respectively.

Property and equipment

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. Depreciation expense was $3,080, $2,001 and $1,795 for the years ended June 30, 2024, 2023 and 2022, respectively.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Office equipment	3 years
Furniture and fixtures	3 – 5 years

Intangible assets

Intangible assets consist primarily of the computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Computer software	15 years

Deferred offering costs

Deferred offering costs primarily consist of direct costs attributable to a proposed public offering of securities which are deferred and will be charged against the gross proceeds of the offering. If the offering is not successful, these costs will be expensed.

Fair value of financial instruments

Financial Accounting Standards Board (“FASB”) ASC Section 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, and other current assets, short-term loans, accounts payable, due to related parties, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

Leases

The Company accounted for leases in accordance with ASC Topic 842, Leases. The Company determines if an arrangement is a lease at inception. All the Company’s leases are operating leases. Operating lease right-of-use (“ ROU ”) assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”), which is prevalent lending prime rate, based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended June 30, 2024, 2023 and 2022.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

Revenue recognition

The Company recognizes revenue per FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. We assess our revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. We allocate the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided.

The Company’s revenues are derived principally from digital promotion services, risk-assessment services and value-added services. Value added taxes (“VAT”) are presented as a reduction of revenues.

Digital promotion services

The Company generates revenues primarily from digital promotion services to insurance companies on its various website channels, including pay for performance marketing services whereby customers are charged based on effective clicks on their insurance product information, and display advertising services that allow customers to place advertisements on various websites.

Pursuant to the digital promotion contracts, the performance obligation of the Company is to provide promotion services for the planning, designing, customizing strategy scheme and promoting for the customer. The Company considers that both of the digital market planning and promotion services are highly interrelated and not separately identifiable. The Company’s overall promise represents a combined output that is a single performance obligation. Revenues are recorded at a point in time when the performance obligation to deliver those digital promotion services is checked and accepted.

For the contracts that involve the third-party vendors, the Company considers itself as provider of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the planning and producing the content for the promotion and (ii) having latitude in selecting third party vendors for promotions and establishing pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

Risk-assessment services

The Company generates risk-assessment revenue from service fees of providing assessment reports to the insurance carriers. Utilizing the self-developed proprietary algorithmic model, the Company generates individualized risk reports based on the vehicle brand, model, travel area, and driver’s information.

Pursuant to the risk assessment contracts, the performance obligation of the Company is to utilize its self-developed risk assessment model and to provide risk assessment reports to customers. Consideration received reflects stand-alone selling prices and are settled monthly based on standard unit prices and service volumes rendered during the period. Revenue recognized at a point in time upon the service delivery and acceptance by the customers.

For the contracts that involve technical services provided by third-party vendors, the Company considers itself as provider of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the production of the risk assessment report with self-developed models and (ii) having latitude in select outsourced technical services and establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

Value-added bundled benefits services

The Company enters into value added benefits contracts with insurance companies. Pursuant to the value-added benefits contracts, the Company provides the digital code with value-added bundled benefits to customers. The bundled benefits including but not limited to auto maintenance service, auto value-added service, vehicle moving notification services and other services. The Company is primarily responsible for selecting outsourced vendors, integrating out-sourced services and services provided in house to generate various bundled benefits digital code and providing technical supports for the code. The Company’s overall promise represents a combined output that is a single performance obligation; there is no multiple performance obligations.

For the contracts that involve the third-party vendors, the Company considers itself as principal of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the generation of the code and integrating various services provided by itself and outsourced vendors with the Company’s promise to provide products and services according to the contract entered into with customers and (ii) having latitude in select third party vendors for some value added services and establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis. Revenue from value-added bundled benefits is recognized at a point in time when the Company satisfies the performance obligation by transferring promised services upon acceptance by customers.

Disaggregation of revenues:

The following table summarized disaggregated revenue for the years ended June 30, 2024, 2023 and 2022:

	For the year ended June 30,
	2024	2023	2022
Digital promotion services	$37,844,632	$72,026,101	$66,064,403
Risk-assessment services	8,660,684	15,221,261	9,422,404
Value-added services	5,094,790	7,071,348	11,190,058
Total	$51,600,106	$94,318,710	$86,676,865

Contract balance

Accounts receivables are recorded when the Company performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. Contract liabilities are recognized as advances from customers if the Company receives consideration but has not transferred the related goods or services to the customer, and included in advance from customers in the Company's consolidated balance sheets with the balance of $0 and $1,784,580 as of June 30, 2024 and 2023, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved. There is no significant financing component in the Company's revenue arrangement because the Company's expected length of time between the payment and when the Company transfers the promised services is less than 12 months.

Cost of revenues

Cost of revenues consists primarily of expenses incurred in connection with the third-party cloud infrastructure expenses, outsourcing services paid to suppliers and third-party procurement costs are recognized as incurred.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period including the enactment date. Valuation allowances are established, when necessary, to reduce net deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2024 and 2023. The Company does not believe that there were any uncertain tax provision as of June 30, 2024 and 2023. The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended June 30, 2024, 2023 and 2022.

Value-added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and the VAT rate is approximately 6%. The VAT collected may be offset by VAT paid by the Company on its purchases. The Company records a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (loss) per ordinary share

The Company computes earnings (loss) per ordinary share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing net income (loss) by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. When the Company has a loss or dilutive shares would increase EPS or decrease loss per share, dilutive shares are not included. As of June 30, 2024 and 2023, there were no dilutive shares.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments from the Company for translating the functional currencies to U.S. dollar, the reporting currency.

Concentration and Risks

Currency risk

The revenues and expenses of the Company’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities with certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

Concentration and credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable.

The Company maintains its bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB500,000 (approximately $75,000) per bank. As of June 30, 2024, the Company has approximately $902,202 of uninsured funds. However, management believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

The Company conducts credit evaluations on its customers prior to delivery its services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Major customers

No customer individually represents greater than 10.0% of total revenues of the Company for the year ended June 30, 2024. For the year ended June 30, 2023, one customer accounted for 12.5% of the Company’s total revenues. No customer individually represents greater than 10.0% of total revenue of the Company for the year ended June 30, 2022.

As of June 30, 2024, two customers accounted for 19.2% and 18.6% of the total balance of accounts receivable respectively. As of June 30, 2023, two customers accounted for 13.1% and 10.5% of the total balance of accounts receivable respectively.

Major suppliers

For the year ended June 30, 2024, two suppliers accounted for 23.1% and 12.4% of the Company’s total purchases respectively. For the year ended June 30, 2023, two suppliers accounted for 20.4% and 14.2% of the Company’s total purchases respectively. For the year ended June 30, 2022, three suppliers accounted for 20.7%, 17.8% and 11.8% of the Company’s total purchases respectively.

As of June 30, 2024, four suppliers accounted for 32.2%, 26.5%, 19.2% and 18.9% of the total balance of accounts payable respectively. As of June 30, 2023, five suppliers accounted for 24.1%, 19.6%, 19.3%, 15.5% and 13.7% of the total balance of accounts payable respectively.

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU No. 2023-07”), to expand the annual and interim disclosure requirements for reportable segments, including public entities with a single reportable segment, primarily through enhanced disclosures about significant segment expenses. ASU No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 is effective for the Company’s annual reporting period beginning July 1, 2024. The Company is currently evaluating the impact of adopting this standard.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures (“ASU No. 2023-09”), to expand the disclosures in an entity’s income tax rate reconciliation table and income taxes paid both in U.S. and foreign jurisdictions. ASU No. 2023-09 is effective for fiscal years beginning after December15, 2024, with early adoption permitted. ASU 2023-09 is effective for the Company’s annual reporting period beginning July 1, 2025. The Company is currently evaluating the impact of adopting this standard.